Long-term debt - Reconciliation (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ZAR (R)
Long-term debt
Balance at beginning of year	R 104,834		R 102,643
Loans raised	92,946		88
Loans repaid	(91,564)		(12,086)
Interest accrued	1,673		936
Amortisation of loan costs	212		132
Amortisation of loan modification	(194)
Translation of foreign operations	16,161		13,121
Balance at end of year	124,068		R 104,834
Revolving credit facility, previous
Long-term debt
Loans raised	26,700	$ 1,500
Commercial paper, current
Long-term debt
Loans raised	2,100
US Dollar Convertible Bond, November 2027
Long-term debt
Loans raised	13,200	750
Loans raised, included in long-term debt	11,100
Loans raised, included in long-term financial liabilities	2,100
New RCF and term loan
Long-term debt
Loans raised	35,500	2,000
US Dollar Bond, May 2029
Long-term debt
Loans raised	17,800	1,000
Previous RCF and term loan
Long-term debt
Loans repaid	(53,900)	(3,000)
Commercial paper, previous
Long-term debt
Loans repaid	(2,200)
US Dollar Bond, previous
Long-term debt
Loans repaid	(17,800)	(1,000)
Revolving credit facility, repayable In April 2028
Long-term debt
Loans repaid	R (17,800)	$ (1,000)